Related party transactions - Key management personnel (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Transactions
Issued capital	€ 292,877	€ 304,437
General Partner
Transactions
Amount paid for services received from related party	33,284	23,905	€ 14,612
Annual fee portion of reimbursements paid to related party	€ 120
Annual fee, as percent of General Partner's share capital	4.00%
Issued capital	€ 3,000
Balances
Accounts receivable	4,061	977
Accounts payable	€ 20,863	€ 34,170